Basis of Accounting	12 Months Ended
Dec. 31, 2021
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Basis of Accounting
NOTE 2 – BASIS OF ACCOUNTING
The consolidated financial statements include the accounts of mCloud, the ultimate parent of the consolidated group, and its subsidiaries and are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), effective as of December 31, 2021.
These consolidated financial statements of the Company were approved by the Company’s Board of Directors and authorized for issue on April 29, 2022.
Basis of preparation
These consolidated financial statements were prepared on a going-concern basis, under the historical cost convention except for derivative financial instruments classified as at fair value through profit or loss. The Company’s accounting policies are described in Note 32 and these policies are consistently applied to all the periods presented.
The Company’s presentation currency is Canadian dollars, and all amounts are presented in Canadian dollars unless otherwise stated. The consolidated financial statements include the accounts of the Company and those of its subsidiaries which are entities over which the Company has control (Note 32(A)).
The Company has reclassified certain comparative figures in the consolidated financial statements to conform to the current year presentation. In addition to the Canadian dollar presentation, certain disclosures include the use of U.S. Dollars (“USD” or “US$”) in describing certain financing transactions.
Share consolidation
On November 19, 2021, the Company initiated a 3-to-1 consolidation of the Company’s issued and outstanding common shares which took effect at market opening on November 24, 2021. This share consolidation was approved by the Company’s shareholders in connection with the Company’s NASDAQ listing. The Company’s issued and outstanding convertible debentures, stock options, warrants and restricted share units were also subject to this share consolidation. The par value of the common shares was not adjusted as a result of this share consolidation. Accordingly, all share and per share amounts for the periods presented in these consolidated financial statements and notes thereto have been adjusted retrospectively to reflect this share consolidation.
Going Concern
The outbreak of the COVID-19 pandemic and the measures adopted by governments in countries worldwide to mitigate the pandemic’s spread have impacted the Company. These measures required the Company to restrict deployment of technical services due to the in-person nature of these activities and delay the start of certain projects for a duration of the year. This negatively impacted the Company’s financial performance and liquidity position.
During the year ended December 31, 2021, the Company generated a net loss of $44,699,313 and negative cash flows from operating activities of $28,329,771. At December 31, 2021, the Company had a working capital deficiency of $42,108,177. Working capital deficiency is a non-IFRS measure which is calculated as current assets less current liabilities.
Current liquidity levels and available sources of capital are not adequate to fund the working capital deficiency.
The most significant cash outflows included in current liabilities include the repayment of the 2019 Convertible Debentures of
$23,457,500
if not converted on or before May 31, 2022 (Note 14(a)); loans and borrowings of
$11,763,697
including principal and interest payments; payment of trade and other payables of
$12,421,309
; and payments associated with leases of approximately $1,000,000.
While restrictions started to ease in the three months ended December 31, 2021, there is still uncertainly over how COVID-19 will impact the Company’s business and the timing of future revenues. Based on the Company’s liquidity position at the date of authorization of these consolidated financial statements and considering the uncertainty surrounding the impact of the pandemic, management estimates that it will need additional financing to meet its financial obligations. The Company is currently working with stakeholders and others to address the working capital deficiency. In the long-term, the ability of the Company to operate as a going concern is dependent on its ability to achieve and maintain profitable operations and positive cash flow from operations, and, as necessary, to obtain the necessary equity or debt financing to continue with operations. To date, the Company has funded its operations through debt and equity financing. While the Company has been successful in raising capital in the past and anticipates the lenders will not accelerate repayment of loans with covenant breaches as of December 31, 2021, March 31, 2022 and potential breaches forecasted over the coming year, there is no assurance that it will be successful in closing further financings in the future or obtaining waivers of the covenant breaches.
As a result, these factors are indicators that material uncertainties exist that raises significant doubt about the Company’s ability to continue as a going concern and, therefore, its ability to realize assets and discharge liabilities in the normal course of business.
In making their assessment, management considered all available information, together with forecasts and other mitigating strategies, about the future which is at least, but not limited to, twelve months from the end of the reporting period. Management has considered in its assessment its plans for the repayment of the 2019 Convertible Debentures, the likelihood of repayment of the term loan which has been classified as current (Note 12), the likelihood that undrawn funds under the operating facility will be available (Note 13), the required cash principal and interest payments on indebtedness, and the likelihood of payments required under contingent consideration arrangements. Management also considered available funding under a US$15,000,000 promissory note executed on March 28, 2022, which includes a $5,000,000 loan which was funded on April 1, 2022 but for which its use is restricted (Note 31).
Management also considered cash inflows from current operations, expected government assistance in the form of wage and rent subsidies, and expected increases in revenues and cash flows resulting from new revenue contracts expected over the next 12 months due to the anticipated reduction of COVID-19 related restrictions. Future debt and equity raises have been considered in determining that the going concern assumption remains appropriate.
These consolidated financial statements have been prepared on a going concern basis, which contemplates that the Company will continue in operation and be able to realize its assets and discharge its liabilities and commitments in the normal course of business for the foreseeable future. These consolidated financial statements do not include any adjustments to the carrying amounts and classifications of assets, liabilities and reported expenses that may otherwise be required if the going concern basis was not appropriate.